Disposal of assets and other changes in organizational structure (Tables)	12 Months Ended
Dec. 31, 2021
Disposal Of Assets And Other Changes In Organizational Structure
The major classes of assets and related liabilities classified as held for sale are shown in the following table:

The major classes of assets and related liabilities classified as held for sale are shown in the following table:

					12.31.2021	12.31.2020
	E&P	RT&M	Gas & Power	Corporate and other business	Total	Total
Assets classified as held for sale
Cash and cash equivalents	-	−	13	−	13	14
Trade receivables	-	−	31	−	31	24
Inventories	-	68	5	−	73	4
Investments	-	−	210	−	210	68
Property, plant and equipment	1,841	134	−	−	1,975	640
Others	-	1	187	−	188	35
Total	1,841	203	446	−	2,490	785
Liabilities on assets classified as held for sale
Trade payables	-	-	2	-	2	22
Finance debt	-	-	-	1	1	13
Provision for decommissioning costs	833	-	-	-	833	640
Others	-	-	31	-	31	10
Total	833	−	33	1	867	685

Schedule of transactions pending

The assets and liabilities corresponding to the transactions pending closing are classified as held for sale at December 31, 2021, as follows:

Transaction	Acquirer	Date of approval / signing	Transaction amount (*)	Further informa-tion
Sale of the Company’s entire interest in Fazenda Belem and Icapuí onshore fields (Fazenda Belem group of fields), located in Potiguar basin, in the state of Ceará	SPE Fazenda Belém S.A., a wholly owned subsidiary of 3R Petroleum e Participações S.A	August 2020	35	a
Sale of the Company’s entire interest in Recôncavo group of 14 onshore fields, in the state of Bahia	Ouro Preto Energia Onshore S.A, a wholly owned subsidiary of 3R Petroleum Óleo e Gás S.A.	December 2020	250	b
Sale of E&P assets in the state of Espírito Santo (Polo Peroá)	DBO Energy and OP Energy (renamed 3R Offshore)	January 2021	13	c
Sale of the Company's entire interest in a set of seven onshore and shallow water fields called Alagoas group, and of Alagoas Natural Gas Processing Unit, in the state of Alagoas	Petromais Global Exploração e Produção S.A. (renamed Origem Energia S.A.)	June 2021	300	d
Sale of the Company’s 62,5% interest in Papa-Terra field, in the Campos basin	3R Petroleum Offshore S.A.	July 2021	16	e
Sale of the Company’s entire interest (51%) in Petrobras Gas S.A (Gaspetro)	Compass Gas e Energia S.A.	July 2021	373 (R$ 2,030 million)	f
Sale of shares of the company that will hold the Isaac Sabbá Refinery (REMAN) and its associated logistics assets, in the state of Amazonas	Ream Participações S.A. (a company controlled by the partners of Atem Distribuidora de Petróleo S.A.)	August 2021	190	g
Exercise of the call option for additional 5% interest in the surplus volume of the Transfer of Rights Agreement of Búzios field	CNOOC Petroleum Brasil Ltda (CNOOC)	September 2021	2,080	h
Sale of shares of the company that will hold the Shale Industrialization Unit (SIX), in the state of Paraná.	Forbes & Manhattan Resources Inc., a wholly owned subsidiary of Forbes & Manhattan Inc.	November 2021	33	I
Sale of the Company's entire interest in 11 onshore production fields (Carmópolis group of fields), including integrated facilities, in the state of Sergipe	Carmo Energy S.A.	December 2021	1,100	j

Schedule of closed transactions

31.2.	Closed transactions in 2021
Transaction	Acquirer	Signature date (S) Closing date (C)	Sale amount (*)	Gain/ (loss) (**)	Further informa-tion
Sale of 30% of the Frade field concession. The transaction also includes the sale of the entire stake held by the subsidiary Petrobras Frade Inversiones S.A. (PFISA), in the company Frade BV	PetroRio	November 2019 (S) February 2021 (C)	44	88	a
Sale of the Company’s entire interest in Petrobras Uruguay Distribución S.A. (PUDSA)	DISA Corporación Petrolífera S.A.	August 2019 (S) February 2021 (C)	68	(3)	b
Petrobras Biocombustível S.A. (PBio) sale of all of its shares issued by BSBios Indústria e Comércio de Biodiesel Sul Brasil S.A. (BSBios) (50% of the share capital)	RP Participações em Biocombustíveis S.A	December 2020 (S) February 2021 (C)	47 (R$ 253 million)	(1)	c
Sale of the Company’s entire interest (49%) in companies Eólica Mangue Seco 1, 3 and 4, wind power generation plants, in the state of Rio Grande do Norte	V2I Transmissão de Energia Elétrica S.A.	December 2020 (S) April 2021 (C)	26 (R$ 145 million)	19	d
Sale of the Company’s remaining 10% interest in NTS	Nova Infraestrutura Gasodutos Participações S.A.	April 2021 (S and C)	277 (R$ 1,539 million)	109	e
Sale of the Company’s entire interest (51%) in company Eólica Mangue Seco 2, a wind power generation plant, in the state of Rio Grande do Norte	Fundo de Investimento em Participações Multiestratégia Pirineus (FIP Pirineus)	February 2021 (S) May 2021 (C)	6 (R$ 34 million)	4	f
Sale of the Company’s entire interest in eight onshore fields, called Rio Ventura group, located in the state of Bahia	3R Rio Ventura S.A., subsidiary of 3R Petroleum e Participações S.A	August 2020 (S) July 2021 (C)	97	109	g
Sale of the Company’s remaining 37.5% interest in BR Distribuidora (renamed Vibra Energia)	Several (public offering)	June 2021 (S) July 2021 (C)	2,203 (R$ 11,358 million)	−	h
Transfer of the Company’s remaining 10% interest in Lapa field and in Lapa Oil & Gas BV	TotalEnergies	December 2018 (S) August 2021 (C)	49	13	i
Sale of the Company’s 40% interest in the company GNL Gemini Comercialização e Logística de Gás Ltda. (GásLocal)	White Martins Gases Industriais Ltda.	September 2020 (S) September 2021 (C)	12 (R$ 61 million)	(1)	j
Sale of 100% of the shares of Refinaria Mataripe S.A., controller of Landulpho Alves Refinery - RLAM and its associated logistics assets, in the state of Bahia	MC Brazil Downstream Participações, a company of the Mubadala Capital group	March 2021 (S) November 2021 (C)	1,811	574	k
Sale of the Company's entire interest in Termelétrica Potiguar S.A. - TEP (20% ) and in Companhia Energética Manauara S.A. - CEM (40%)	Global Participações Energia S.A., through subsidiaries	July 2021 (S) November 2021 (C)	28 (R$ 156 million)	4	l
Sale of the Company's entire 93.7% interest in Breitener Energética S.A., in the state of Amazonas	Breitener Holding Participações S.A., a wholly-owned subsidiary of Ceiba Energy LP.	August 2021 (S) November 2021 (C)	35 (R$ 192 million)	(10)	m
Sale of the Company's entire interest in 9 onshore production fields (Miranga group of fields), in the state of Bahia	SPE Miranga S.A., subsidiary of PetroRecôncavo S.A.	February 2021 (S) December 2021 (C)	154	130	n
Sale of the Company's entire interest in 12 onshore production fields (Remanso group of fields), in the state of Bahia	PetroRecêncavo S.A.	December 2020 (S) December 2021 (C)	16	25	o
Sale of the Company's entire interest in 27 onshore production fields (Cricaré group of fields), in the state of Espírito Santo	Karavan Seacrest SPE Cricare	August 2020 (S) December 2021(C)	38	36	p
Sale of three thermoelectric plants powered by fuel oil, located in Camaçari, in the state of Bahia	São Francisco Energia S.A., a subsidiary of Global Participações em Energia S.A.	May 2021 (S) December 2021(C)	11 (R$ 61 million)	(25)	q
Total			4,914	1,071
(*) The amount of "Proceeds from disposal of assets" in the Statement of Cash Flows is composed of amounts received this period, including installments of operations from previous years, and advances referring to operations not completed.
(**) Recognized in “Results on disposal/write-offs of assets and on remeasurement of investment retained with loss of control” within other income and expenses (note 6).

Summary of Cash Flows From Sales of Interest With Loss of Control

In 2021, 2020 and 2019, the Company disposed of its interest in certain subsidiaries over which control was lost. The following table summarizes cash flows arising from losing control in subsidiaries:

	Cash received	Cash in subsidiary before losing control	Net Proceeds
Jan-Dec/2021
Mataripe refinery - RLAM	1,868	(119)	1,749
PUDSA	62	(15)	47
Total	1,930	(134)	1,796
Jan-Dec/2020
Petrobras Oil & Gas B.V.(PO&GBV)	276	−	276
Liquigas	784	(10)	774
Total	1,060	(10)	1,050
Jan-Dec/2019
Petrobras Paraguay	381	(45)	336
Total	381	(45)	336